Intangible Assets (Details) - Schedule of carrying amount of goodwill - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cost
At December 31, 2020	£ 22,693
Additions
Acquisition of subsidiaries	94,135
At June 30, 2021	116,828
Accumulated impairment
At December 31, 2020
Impairment loss
At June 30, 2021
Net book value
At June 30, 2021	£ 116,828
At December 31, 2020		£ 22,693